Equity - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended
	Sep. 18, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Preferred Stock	Sep. 18, 2013 Walker Digital Holdings, LLC	Jul. 10, 2013 Broadband Capital Management	Sep. 18, 2013 Performance Shares	Sep. 18, 2013 Employee Stock	Sep. 18, 2013 Employee Stock Dr Schiller	Sep. 18, 2013 Employee Stock Mr Nyweid	Sep. 18, 2013 Private Placement, Global Options	Dec. 31, 2013 Private Placement, Global Options	Jun. 30, 2014 Series B Convertible Preferred Stock	Sep. 18, 2013 Series B Convertible Preferred Stock	Jun. 30, 2014 Series B Convertible Preferred Stock	Dec. 31, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Sep. 18, 2013 Series B Convertible Preferred Stock Walker Digital Holdings, LLC	Sep. 18, 2013 Common Stock
Equity [Line Items]
Common stock, authorized		100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common Stock, Issued		21,134,744	21,134,744	7,667,667		7,667,667
Preferred stock, authorized		15,000,000	15,000,000	15,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001												$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Issued					15,000,000									14,999,000		14,999,000	14,999,000	14,999,000	14,999,000
Common stock, shares outstanding		20,741,572															20,741,572
Number of consecutive trading days		30 days										30 days	30 days
Preferred stock, designated														14,999,000		14,999,000	14,999,000	14,999,000
Preferred Stock Shares Outstanding														14,999,000		14,999,000	14,999,000	14,999,000
Preferred stock voting percentage			80.00%
Equity Method Investment Ownership Percentage						48.00%														37.00%
Shares Issued Price Per Share		$ 3.00										$ 3.00	$ 3.00
Stock issued during period shares new issues												3,961,000
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights		1,980,318	1,980,318
Stock issued during period value new issues			$ 11,694,000									$ 11,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.00										$ 3.00	$ 3.00
Preferred Stock, Conversion Basis															Each share of Series B Convertible Preferred Stock may be converted into one share of common stock at any time and from time to time.
Stock Issued During Period, Shares, Restricted Stock Award, Gross							1,325,776			100,000	83,334
Stock Issued During Period, Value, Restricted Stock Award, Gross							4,400,000		600,000
Stock Issued During Period, Shares, Issued for Services	1,445,000
Stock Issued During Period, Value, Issued for Services	3,100,000
Shares of common stock to be received								2,166,667
Closing price per share		$ 6.00										$ 6.00	$ 6.00
Number of trading days		20 days										20 days	20 days
Cash received from the merger	$ 15,400,000		$ (15,394,000)	$ 0